Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 10,926	$ 12,326
Receivable bears interest at an annual rate	7.50%
Bitcoin [Member]
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 8,280	$ 9,670